Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Summary of Pension Obligations And Funded Status
A summary of our pension obligations and funded status as of December 31 is as follows:

	2020	2019	2018
Change in benefit obligation
Benefit obligation, beginning of period	$259.1	$219.8	$241.5
Service cost	5.1	4.0	3.9
Interest cost	7.2	8.5	8.0
Plan participants’ contributions	.5	.5	.5
Actuarial loss (gain)[1]	27.7	36.7	(20.3)
Benefits paid	(14.2)	(13.8)	(13.4)
Plan amendments	(.4)	1.9	1.9
Foreign currency exchange rate changes	1.5	1.5	(2.3)
Benefit obligation, end of period	286.5	259.1	219.8
Change in plan assets
Fair value of plan assets, beginning of period	201.5	181.8	185.7
Actual return (loss) on plan assets	24.1	30.0	(10.6)
Employer contributions	2.2	1.5	21.8
Plan participants’ contributions	.5	.5	.5
Benefits paid	(14.2)	(13.8)	(13.4)
Foreign currency exchange rate changes	1.2	1.5	(2.2)
Fair value of plan assets, end of period	215.3	201.5	181.8
Net funded status	$(71.2)	$(57.6)	$(38.0)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	$.9	$1.4	$1.6
Other current liabilities	(.4)	(.4)	(.4)
Other long-term liabilities	(71.7)	(58.6)	(39.2)
Net funded status	$(71.2)	$(57.6)	$(38.0)

[1] Year-over-year fluctuations in "Actuarial loss (gain)" are primarily driven by changes in the weighted average discount rate assumptions.

Schedule of Accumulated Other Comprehensive Income
Amounts and activity included in accumulated other comprehensive income associated with pensions are reflected below:

	December 31, 2019	2020 Amortization	2020 Net Actuarial Loss	2020 Foreign Currency Exchange Rates Change	2020 Income Tax Change	December 31, 2020
Net loss (gain) (before tax)	$70.2	$(4.0)	$15.5	$.3	$—	$82.0
Deferred income taxes	(19.0)	—	—	—	(2.8)	(21.8)
Accumulated other comprehensive (income) loss (net of tax)	$51.2	$(4.0)	$15.5	$.3	$(2.8)	$60.2

Components of Net Pension (Expense) Benefit
Components of net pension (expense) income for the years ended December 31 were as follows:

	2020	2019	2018
Service cost	$(5.1)	$(4.0)	$(3.9)
Interest cost	(7.2)	(8.5)	(8.0)
Expected return on plan assets	11.9	11.3	11.9
Recognized net actuarial loss	(4.0)	(2.9)	(2.6)
Prior service cost	.4	(1.7)	—
Net pension expense	$(4.0)	$(5.8)	$(2.6)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	2.8%	3.9%	3.4%
Rate of compensation increase used in pension costs	3.4%	3.0%	3.0%
Expected return on plan assets	6.1%	6.4%	6.4%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	2.1%	2.8%	3.9%
Rate of compensation increase used in benefit obligation	3.5%	3.4%	3.0%

Schedule of Fair Value Of Pension Plan Assets
Presented below are our major categories of investments for the periods presented:

	Year Ended December 31, 2020					Year Ended December 31, 2019
	Level 1	Level 2	Level 3	Assets Measured at NAV[1]	Total	Level 1	Level 2	Level 3	Assets Measured at NAV[1]	Total
Mutual and pooled funds
Fixed income	$35.3	$16.5	$—	$—	$51.8	$40.7	$—	$—	$—	$40.7
Equities	114.0	10.4	—	—	124.4	121.7	—	—	—	121.7
Stable value funds	—	30.9	—	—	30.9	—	30.2	—	—	30.2
Money market funds, cash and other	—	—	—	8.2	8.2	—	—	—	8.9	8.9
Total investments at fair value	$149.3	$57.8	$—	$8.2	$215.3	$162.4	$30.2	$—	$8.9	$201.5

[1]Certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Schedule of Allocation of Plan Assets	The aggregate allocation of these investments is as follows:

	2020	2019
Asset Category
Equity securities	58%	60%
Debt securities	24	20
Stable value funds	14	15
Other, including cash	4	5
Total	100%	100%

Schedule of Estimated Benefit Payments	Estimated benefit payments expected over the next 10 years are as follows:

2021	$13.0
2022	13.5
2023	14.1
2024	14.8
2025	15.0
2026-2030	73.5

Schedule of Costs of Retirement Plans	Total expense for defined contribution plans was as follows:

	2020	2019	2018
401(k) Plan	$6.8	$6.9	$2.2
Other defined contribution plans	4.9	5.3	4.1
	$11.7	$12.2	$6.3